Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

Notes to the Group Financial Statements

1 Revenue

Product Sales

					2021					2020					2019
	Emerging			Rest of		Emerging			Rest of		Emerging			Rest of
	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total	Markets	US	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	1,336	1,780	986	913	5,015	1,208	1,566	748	806	4,328	762	1,268	474	685	3,189
Imfinzi	277	1,245	485	405	2,412	158	1,185	370	329	2,042	30	1,041	179	219	1,469
Lynparza	384	1,087	618	259	2,348	264	876	435	201	1,776	133	626	287	152	1,198
Calquence	20	1,089	111	18	1,238	6	511	2	3	522	2	162	–	–	164
Koselugo	1	104	3	–	108	–	38	–	–	38	–	–	–	–	–
Enhertu	12	–	4	1	17	–	–	–	–	–	–	–	–	–	–
Orpathys	16	–	–	–	16	–	–	–	–	–	–	–	–	–	–
Zoladex	619	13	147	169	948	561	5	140	182	888	492	7	135	179	813
Faslodex	167	30	113	121	431	180	55	221	124	580	198	328	229	137	892
Iressa	151	11	5	16	183	221	14	12	21	268	286	17	70	50	423
Casodex	105	–	3	35	143	133	–	3	36	172	127	–	16	57	200
Arimidex	106	–	4	29	139	147	–	3	35	185	152	–	28	45	225
Others	29	–	5	16	50	28	–	4	19	51	29	–	5	60	94
	3,223	5,359	2,484	1,982	13,048	2,906	4,250	1,938	1,756	10,850	2,211	3,449	1,423	1,584	8,667
Cardiovascular, Renal & Metabolism:
Farxiga	1,195	732	810	263	3,000	686	569	507	197	1,959	471	537	373	162	1,543
Brilinta	328	735	346	63	1,472	461	732	342	58	1,593	462	710	351	58	1,581
Bydureon	3	321	55	6	385	4	382	53	9	448	11	459	66	13	549
Onglyza	179	88	61	32	360	201	166	58	45	470	176	230	70	51	527
Byetta	12	26	11	6	55	8	37	14	9	68	12	68	19	11	110
Other Diabetes	18	22	17	2	59	7	25	13	2	47	1	40	9	2	52
Lokelma	3	115	13	44	175	5	57	4	10	76	–	13	1	–	14
Roxadustat	174	–	–	–	174	–	–	–	–	–	–	–	–	–	–
Crestor	775	80	52	189	1,096	748	92	129	211	1,180	806	104	148	220	1,278
Seloken/Toprol-XL	928	1	11	11	951	782	13	16	10	821	686	37	25	12	760
Atacand	28	4	65	–	97	175	10	35	23	243	160	12	30	19	221
Others	137	–	53	6	196	126	–	57	8	191	193	(1)	59	20	271
	3,780	2,124	1,494	622	8,020	3,203	2,083	1,228	582	7,096	2,978	2,209	1,151	568	6,906
Respiratory & Immunology:
Symbicort	609	1,065	670	384	2,728	567	1,022	694	438	2,721	547	829	678	441	2,495
Fasenra	20	790	286	162	1,258	12	603	203	131	949	5	482	118	99	704
Pulmicort	770	72	73	47	962	798	71	73	54	996	1,190	110	81	85	1,466
Daliresp/Daxas	4	207	15	1	227	4	190	22	1	217	4	184	26	1	215
Breztri	55	115	7	26	203	14	5	–	9	28	–	–	–	2	2
Bevespi	4	39	11	–	54	1	44	3	–	48	–	42	–	–	42
Saphnelo	–	8	–	–	8	–	–	–	–	–	–	–	–	–	–
Others	287	108	185	14	594	203	6	176	13	398	241	6	204	16	467
	1,749	2,404	1,247	634	6,034	1,599	1,941	1,171	646	5,357	1,987	1,653	1,107	644	5,391
Rare Disease:
Soliris	170	1,068	439	197	1,874	–	–	–	–	–	–	–	–	–	–
Ultomiris	9	381	169	129	688	–	–	–	–	–	–	–	–	–	–
Strensiq	10	297	36	35	378	–	–	–	–	–	–	–	–	–	–
Andexxa	–	50	18	–	68	–	–	–	–	–	–	–	–	–	–
Kanuma	7	32	20	3	62	–	–	–	–	–	–	–	–	–	–
	196	1,828	682	364	3,070	–	–	–	–	–	–	–	–	–	–
Other:
Nexium	705	128	62	431	1,326	757	169	71	495	1,492	748	218	63	454	1,483
Synagis	35	23	203	149	410	–	47	325	–	372	–	46	312	–	358
FluMist	2	27	222	2	253	1	70	219	5	295	–	20	93	–	113
Losec/Prilosec	152	1	26	1	180	152	6	20	5	183	179	10	49	25	263
Seroquel XR/IR	46	12	29	5	92	55	17	29	16	117	50	34	88	19	191
Others	14	30	54	8	106	6	55	56	9	126	12	108	64	9	193
	954	221	596	596	2,367	971	364	720	530	2,585	989	436	669	507	2,601
COVID-19:
Vaxzevria	2,240	64	1,035	578	3,917	–	–	2	–	2	–	–	–	–	–
Evusheld	19	–	66	–	85	–	–	–	–	–	–	–	–	–	–
	2,259	64	1,101	578	4,002	–	–	2	–	2	–	–	–	–	–
Product Sales	12,161	12,000	7,604	4,776	36,541	8,679	8,638	5,059	3,514	25,890	8,165	7,747	4,350	3,303	23,565

Rebates and chargebacks in the US

The major market where estimates are seen as significant is the US. When invoicing Product Sales in the US, we estimate the rebates and chargebacks we expect to pay. The adjustment in respect of prior year net US Product Sales revenue in 2021 was 1.5% (2020: 3.5%; 2019: 3.6%). The most significant of these relate to the Medicaid and state programmes with an adjustment in respect of prior year net US Product Sales revenue in 2021 of 0.4% (2020: 1.1%; 2019: 1.3%) and Managed Care and Medicare of 0.7% (2020: 1.5%; 2019: 1.9%).

The adjustment in respect of the prior year net US Product sales revenue, excluding the Rare Disease disease area in 2021 was 1.8%, with Medicaid and state programmes of 0.5% and Managed Care and Medicare of 0.8%.

These values demonstrate the level of sensitivity; further meaningful sensitivity is not able to be provided due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals.

Collaboration Revenue

	2021	2020	2019
	$m	$m	$m
Royalty income	138	62	62
Global co-development and commercialisation of Lynparza and Koselugo with MSD	400	460	610
Transfer of rights to Zoladex in the US and Canada to TerSera	–	35	–
Enhertu: share of gross profits	193	94	–
Roxadustat: share of gross profits	6	30	–
Nexium: sale of rights	75	–	–
Licence agreement for Crestor in Spain with Almirall	–	–	39
Co-development and commercialisation of MEDI8897 with Sanofi	–	–	34
Grant of authorised generic rights to various medicines in Japan	–	–	19
Other collaboration revenue	64	46	55
	876	727	819

Collaboration Revenue includes some income that does not arise from the satisfaction of performance obligations, in particular profit share entitlements arising from product sales made by collaborators who have licenced intellectual property to AstraZeneca. $200m of Collaboration Revenue in 2021 (2020: $128m; 2019: $nil) relates to such income. Substantially all other Collaboration Revenue relates to performance obligations satisfied in prior periods.